STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Formation and operating costs	$ 5,984	$ 5,580,262
Loss from operations	(5,984)	(5,580,262)
Other Income (Loss)
Trust dividend income		13,345
Change in fair value of warrant liabilities	0	13,076,266
Offering expenses related to warrant issuance		(819,794)
Total other income		12,269,817
Net income (loss)	$ (5,984)	$ 6,689,555
Class A ordinary shares
Other Income (Loss)
Weighted average shares outstanding, basic		24,499,726
Weighted average shares outstanding, diluted	0	24,499,726
Net income per share, basic		$ 0.21
Net income per share, diluted	$ 0.00	$ 0.14
Class A Common Stock Subject to Redemption
Other Income (Loss)
Weighted average shares outstanding, basic		24,499,726
Weighted average shares outstanding, diluted	0	24,499,726
Net income per share, basic		$ 0.21
Net income per share, diluted	$ 0	$ 0.21
Class A Common Stock Not Subject to Redemption
Other Income (Loss)
Weighted average shares outstanding, basic	5,000,000	6,900,000
Weighted average shares outstanding, diluted	5,000,000	6,900,000
Net income per share, basic	$ 0.00	$ 0.21
Net income per share, diluted	$ 0.00	$ 0.21
Class B Common Stock
Other Income (Loss)
Weighted average shares outstanding, basic	45,000,000	6,900,000
Weighted average shares outstanding, diluted	45,000,000	6,900,000
Net income per share, basic	$ 0.00	$ 0.21
Net income per share, diluted	$ 0.00	$ 0.14